The Royce Funds

745 Fifth Avenue New York, NY 10151 (212) 508-4500 (800) 221-4268 e-mail: funds@roycenet.com website: www.roycefunds.com

May 15, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Division of Investment Management

Re:	Royce Small-Cap Value Fund (formerly Royce Value Fund) and
Royce Smaller-Companies Growth Fund (formerly Royce Value Plus Fund), each a series of The Royce Fund
(Securities Act Reg. No. 002-80348 and Investment Company Act File No. 811-03599)

Ladies and Gentlemen:

       Attached for filing, pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information relating to the supplement filed on April 28, 2015 to the prospectus, dated May 1, 2014, for the Consultant, R, and/or K Class shares of each of Royce Value Fund (renamed Royce Small-Cap Value Fund effective May 1, 2015) and Royce Value Plus Fund (renamed Royce Smaller-Companies Growth Fund effective May 1, 2015).

        Please direct any further communications relating to this filing to the undersigned at (212) 508-4578.

Very truly yours,

/s/John E. Denneen

John E. Denneen Secretary